CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	$ 8,971	$ 8,348
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	145	13
Depreciation expense	8,797	8,337
Amortization of intangibles	2,005	636
Amortization of grants	(29)	(31)
Share-based compensation expense	2,431	1,943
Deferred taxes	(3,969)	(7,005)
Changes in assets and liabilities:
Decrease/(increase) in accounts receivable	12,126	(13,373)
Decrease/(increase) in unbilled revenue	13,683	(20,546)
Decrease/(increase) in other receivables	32	(1,660)
Decrease in prepayments and other current assets	2,935	232
Increase in other non current assets	(115)	(119)
Increase in payments on account	17,057	7,817
(Decrease)/increase in other current liabilities	(4,948)	2,993
(Decrease)/increase in other non current liabilities	(924)	181
Increase in income taxes payable	2,444	12,282
Increase/(decrease) in accounts payable	5	(5,331)
Net cash provided by/(used in) operating activities	60,646	(5,283)
Cash flows from investing activities:
Purchase of property, plant and equipment	(6,511)	(6,023)
Purchase of subsidiary undertakings	(48,563)	(27,720)
Cash acquired with subsidiary undertaking	2,899	6,335
Purchase of short term investments	(27,480)	(40,000)
Sale of short term investments	5,718
Net cash used in investing activities	(73,937)	(67,408)
Cash flows from financing activities:
Proceeds from exercise of share options	814	819
Share issuance costs	(9)	(63)
Tax benefit from the exercise of share option	392	298
Repurchase of ordinary shares	(1,416)
Share repurchase costs	(18)
Drawdown of bank credit lines and loan facilities	20,000
Net cash provided by financing activities	19,763	1,054
Effect of exchange rate movements on cash	3,136	7,744
Net increase/(decrease) in cash and cash equivalents	9,608	(63,893)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 128,845	$ 191,813